T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.5%
COMMUNICATION SERVICES 4.4%
Entertainment 2.3%
Electronic Arts (1)	26,300	3,430
Live Nation Entertainment (1)	65,600	3,534
Spotify Technology (1)	99,834	24,217
Take-Two Interactive Software (1)	37,853	6,254
Zynga, Class A (1)	643,700	5,871
		43,306
Interactive Media & Services 1.7%
IAC/InterActiveCorp (1)	46,600	5,582
Match Group (1)	145,530	16,103
Snap, Class A (1)	340,500	8,890
ZoomInfo Technologies, Class A (1)	21,610	929
		31,504
Media 0.4%
Altice USA, Class A (1)	250,658	6,517
		6,517
Total Communication Services		81,327
CONSUMER DISCRETIONARY 11.4%
Auto Components 0.1%
Aptiv	22,072	2,024
		2,024
Automobiles 0.1%
Ferrari	9,520	1,753
		1,753
Distributors 0.4%
Pool	22,800	7,627
		7,627
Diversified Consumer Services 0.7%
Bright Horizons Family Solutions (1)	38,800	5,899
Grand Canyon Education (1)	21,300	1,703
Service Corp. International	37,612	1,586

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
ServiceMaster Global Holdings (1)	91,000	3,629
		12,817
Hotels, Restaurants & Leisure 2.7%
Chipotle Mexican Grill (1)	18,200	22,635
Domino's Pizza	25,900	11,015
Dunkin' Brands Group	72,800	5,963
MGM Resorts International	77,400	1,683
Papa John's International	19,000	1,563
Restaurant Brands International	33,900	1,950
Wynn Resorts	21,722	1,560
Yum China Holdings	32,200	1,705
Yum! Brands	17,500	1,598
		49,672
Household Durables 0.4%
NVR (1)	1,780	7,268
		7,268
Internet & Direct Marketing Retail 0.7%
Chewy, Class A (1)(2)	64,484	3,536
Etsy (1)	85,932	10,452
		13,988
Multiline Retail 0.7%
Dollar Tree (1)	103,600	9,463
Ollie's Bargain Outlet Holdings (1)	38,800	3,389
		12,852
Specialty Retail 4.3%
AutoZone (1)	9,926	11,689
Burlington Stores (1)	49,862	10,276
CarMax (1)	52,900	4,862
Five Below (1)	23,200	2,946
O'Reilly Automotive (1)	53,000	24,437
Ross Stores	56,600	5,282
Tractor Supply	74,200	10,636
Ulta Beauty (1)	36,381	8,149
Williams-Sonoma	26,400	2,388
		80,665

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Textiles, Apparel & Luxury Goods 1.3%
Lululemon Athletica (1)	76,455	25,182
		25,182
Total Consumer Discretionary		213,848
CONSUMER STAPLES 3.4%
Beverages 0.6%
Brown-Forman, Class B	102,992	7,758
Constellation Brands, Class A	19,700	3,733
		11,491
Food & Staples Retailing 0.2%
Casey's General Stores	22,289	3,960
		3,960
Food Products 1.2%
Conagra Brands	53,868	1,923
Hershey	82,300	11,797
McCormick	35,800	6,949
Tyson Foods, Class A	33,000	1,963
		22,632
Household Products 1.4%
Church & Dwight	146,600	13,738
Clorox	50,200	10,550
Reynolds Consumer Products	64,083	1,962
		26,250
Total Consumer Staples		64,333
ENERGY 0.3%
Oil, Gas & Consumable Fuels 0.3%
Cabot Oil & Gas	128,100	2,224
Concho Resources	42,312	1,867
Venture Global LNG, Series B, Acquisition Date: 3/8/18, Cost
$118 (1)(3)(4)	39	150
Venture Global LNG, Series C, Acquisition Date: 10/16/17 -
3/8/18, Cost $1,703 (1)(3)(4)	458	1,762
Total Energy		6,003

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
FINANCIALS 3.9%
Banks 0.4%
First Republic Bank	16,900	1,843
Signature Bank	19,300	1,602
SVB Financial Group (1)	7,518	1,809
Webster Financial	52,465	1,386
		6,640
Capital Markets 3.0%
Cboe Global Markets	42,993	3,772
Churchill Capital III, Class A (1)(2)	315,200	3,231
FactSet Research Systems	7,950	2,662
MarketAxess Holdings	29,300	14,111
MSCI	55,500	19,801
Nasdaq	14,271	1,751
Tradeweb Markets, Class A	182,551	10,588
		55,916
Insurance 0.5%
Assurant	28,000	3,397
Axis Capital Holdings	39,200	1,726
GoHealth, Class A (1)	82,120	1,070
Selectquote (1)(2)	17,181	348
Selectquote, Acquisition Date: 5/6/20, Cost $3,188 (1) (4)	177,111	3,407
		9,948
Total Financials		72,504
HEALTH CARE 22.3%
Biotechnology 6.9%
ACADIA Pharmaceuticals (1)	140,300	5,787
Acceleron Pharma (1)	51,800	5,829
Agios Pharmaceuticals (1)	33,900	1,187
Alexion Pharmaceuticals (1)	34,500	3,948
Alnylam Pharmaceuticals (1)	85,580	12,460
Argenx, ADR (1)(2)	22,617	5,937
Ascendis Pharma, ADR (1)	24,360	3,759
BioMarin Pharmaceutical (1)	136,411	10,378

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Biontech, ADR (1)	36,728	2,543
Bluebird Bio (1)	18,400	993
Blueprint Medicines (1)	28,500	2,642
Exact Sciences (1)	88,700	9,043
Exelixis (1)	212,879	5,205
FibroGen (1)	79,400	3,265
Genmab, ADR (1)	50,400	1,845
Incyte (1)	163,400	14,664
Ionis Pharmaceuticals (1)	89,200	4,233
Neurocrine Biosciences (1)	93,822	9,022
Sage Therapeutics (1)	24,053	1,470
Sarepta Therapeutics (1)	31,200	4,381
Seattle Genetics (1)	83,061	16,254
Ultragenyx Pharmaceutical (1)	43,900	3,608
		128,453
Health Care Equipment & Supplies 6.0%
ABIOMED (1)	22,000	6,095
Align Technology (1)	48,700	15,942
Cooper	27,000	9,102
DexCom (1)	36,100	14,882
Hologic (1)	157,300	10,456
ICU Medical (1)	8,628	1,577
IDEXX Laboratories (1)	37,700	14,820
Novocure (1)	50,600	5,632
Penumbra (1)(2)	32,991	6,413
Quidel (1)	33,100	7,262
STERIS	22,100	3,894
Teleflex	27,200	9,259
West Pharmaceutical Services	21,500	5,910
		111,244
Health Care Providers & Services 3.1%
Acadia Healthcare (1)	68,013	2,005
Amedisys (1)	31,900	7,542
Centene (1)	197,308	11,509
DaVita (1)	63,398	5,430
McKesson	151,270	22,529
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Molina Healthcare (1)	41,724	7,637
Universal Health Services, Class B	16,600	1,777
		58,429
Health Care Technology 1.9%
Cerner	54,797	3,961
GoodRx Holdings, Class A (1)	9,912	551
Livongo Health (1)	35,200	4,930
Veeva Systems, Class A (1)	94,733	26,638
		36,080
Life Sciences Tools & Services 2.6%
Adaptive Biotechnologies (1)(2)	77,754	3,781
Agilent Technologies	72,100	7,278
Avantor (1)	630,352	14,176
Bruker	45,100	1,793
IQVIA Holdings (1)	31,800	5,013
Mettler-Toledo International (1)	12,800	12,361
PPD (1)	56,660	2,096
PRA Health Sciences (1)	27,100	2,749
		49,247
Pharmaceuticals 1.8%
Catalent (1)	77,579	6,646
Elanco Animal Health (1)	141,362	3,948
GW Pharmaceuticals, ADR (1)(2)	11,800	1,149
Horizon Therapeutics (1)	117,300	9,112
Jazz Pharmaceuticals (1)	29,100	4,149
MyoKardia (1)	15,119	2,061
Perrigo	33,915	1,557
Royalty Pharma, Class A	109,414	4,603
		33,225
Total Health Care		416,678
INDUSTRIALS & BUSINESS SERVICES 12.5%
Aerospace & Defense 0.7%
BWX Technologies	67,300	3,790
Hexcel	33,900	1,137
Huntington Ingalls Industries	13,100	1,844
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
L3Harris Technologies	9,441	1,603
TransDigm Group	10,500	4,989
		13,363
Air Freight & Logistics 0.1%
Expeditors International of Washington	31,600	2,861
		2,861
Building Products 0.9%
A. O. Smith	40,700	2,149
Allegion	46,900	4,639
Fortune Brands Home & Security	43,651	3,777
Trane Technologies	59,500	7,214
		17,779
Commercial Services & Supplies 2.6%
ADT	181,900	1,486
Cintas	50,100	16,675
Copart (1)	120,300	12,651
IAA (1)	122,800	6,394
Ritchie Bros Auctioneers	37,200	2,204
Rollins	72,162	3,911
Waste Connections	48,875	5,073
		48,394
Construction & Engineering 0.1%
Valmont Industries	15,100	1,875
		1,875
Electrical Equipment 1.0%
AMETEK	17,637	1,753
Generac Holdings (1)	37,691	7,298
Hubbell	12,400	1,697
Rockwell Automation	38,312	8,455
		19,203
Machinery 1.5%
Fortive	22,888	1,744
Graco	63,900	3,920
IDEX	10,375	1,893
Middleby (1)	19,246	1,727
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Nordson	21,000	4,028
Otis Worldwide	47,500	2,965
PACCAR	19,700	1,680
Toro	64,547	5,419
Woodward	24,500	1,964
Xylem	21,900	1,842
		27,182
Professional Services 4.1%
CoStar Group (1)	27,380	23,232
Dun & Bradstreet Holdings (1)	130,585	3,351
Equifax	64,400	10,104
IHS Markit	168,743	13,248
TransUnion	136,800	11,509
Verisk Analytics	82,600	15,307
		76,751
Road & Rail 1.0%
JB Hunt Transport Services	27,203	3,438
Kansas City Southern	21,000	3,797
Landstar System	15,200	1,908
Old Dominion Freight Line	48,217	8,723
		17,866
Trading Companies & Distributors 0.5%
Fastenal	45,800	2,065
HD Supply Holdings (1)	47,276	1,950
United Rentals (1)	10,700	1,867
Watsco	12,600	2,934
		8,816
Total Industrials & Business Services		234,090
INFORMATION TECHNOLOGY 38.5%
Communications Equipment 0.2%
Motorola Solutions	24,800	3,889
		3,889
Electronic Equipment, Instruments & Components 3.3%
Amphenol, Class A	145,731	15,778
CDW	120,878	14,449
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Cognex	76,300	4,967
Coherent (1)	19,060	2,114
Corning	65,700	2,129
FLIR Systems	29,200	1,047
IPG Photonics (1)	9,600	1,632
Keysight Technologies (1)	90,500	8,940
Littelfuse	21,000	3,724
Zebra Technologies, Class A (1)	29,200	7,372
		62,152
IT Services 8.7%
Akamai Technologies (1)	122,600	13,552
Black Knight (1)	125,287	10,906
Booz Allen Hamilton Holding	124,770	10,353
Broadridge Financial Solutions	86,900	11,471
EPAM Systems (1)	12,600	4,073
Euronet Worldwide (1)	35,900	3,271
FleetCor Technologies (1)	65,900	15,691
Gartner (1)	52,606	6,573
Genpact	68,600	2,672
GoDaddy, Class A (1)	115,100	8,744
Leidos Holdings	63,600	5,670
MongoDB (1)(2)	29,000	6,714
Okta (1)	82,600	17,664
Paychex	49,700	3,965
StoneCo, Class A (1)	88,599	4,686
Twilio, Class A (1)	76,833	18,985
VeriSign (1)	43,234	8,856
WEX (1)	23,500	3,266
Wix. com (1)	24,294	6,191
		163,303
Semiconductors & Semiconductor Equipment 7.1%
Entegris	192,900	14,340
Inphi (1)	77,900	8,744
KLA	128,600	24,915
Marvell Technology Group	183,307	7,277
Maxim Integrated Products	80,169	5,420
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Microchip Technology	161,200	16,565
Monolithic Power Systems	65,200	18,231
Skyworks Solutions	52,200	7,595
Teradyne	134,500	10,688
Xilinx	170,700	17,794
		131,569
Software 19.0%
Anaplan (1)	85,831	5,371
ANSYS (1)	53,600	17,540
Aspen Technology (1)	53,640	6,790
Atlassian, Class A (1)	16,783	3,051
Avalara (1)	82,700	10,531
Bentley Systems, Class B (1)	25,557	802
Bill.com Holdings (1)	55,500	5,567
Cadence Design Systems (1)	209,200	22,307
Ceridian HCM Holding (1)	88,329	7,300
Citrix Systems	50,200	6,913
Coupa Software (1)	52,847	14,493
Crowdstrike Holdings, Class A (1)	62,413	8,571
Databricks, Acquisition Date: 7/24/20 - 8/28/20, Cost $835
(1)(3)(4)	17,387	835
Datadog, Class A (1)(2)	105,043	10,731
DocuSign (1)	116,497	25,075
Dynatrace (1)	61,073	2,505
Five9 (1)	86,262	11,186
Fortinet (1)	98,700	11,628
Guidewire Software (1)(2)	36,900	3,848
HubSpot (1)	24,600	7,189
nCino (1)	40,100	3,195
NortonLifeLock	83,600	1,742
Palo Alto Networks (1)	48,400	11,846
Paycom Software (1)	53,300	16,592
Paylocity Holding (1)	41,200	6,651
Procore Technologies, Acquisition Date: 7/15/20, Cost $223
(1)(3)(4)	4,956	223
Proofpoint (1)	61,200	6,460

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
PTC (1)	75,134	6,215
RealPage (1)(2)	117,210	6,756
RingCentral, Class A (1)	56,161	15,422
Slack Technologies, Class A (1)(2)	255,588	6,865
Smartsheet, Class A (1)	63,200	3,123
Splunk (1)	115,100	21,654
SS&C Technologies Holdings	114,700	6,942
Synopsys (1)	97,600	20,884
Tanium, Class B, Acquisition Date: 9/24/20, Cost $547 (1) (3)(4)	48,005	547
Trade Desk, Class A (1)	28,000	14,526
Tyler Technologies (1)	31,194	10,873
Workday, Class A (1)	16,639	3,580
Zendesk (1)	81,800	8,419
		354,748
Technology Hardware, Storage & Peripherals 0.2%
Pure Storage, Class A (1)(2)	228,567	3,517
		3,517
Total Information Technology		719,178
MATERIALS 2.5%
Chemicals 0.6%
CF Industries Holdings	70,700	2,171
PPG Industries	15,400	1,880
RPM International	76,173	6,310
		10,361
Construction Materials 0.6%
Vulcan Materials	82,700	11,209
		11,209
Containers & Packaging 1.1%
Avery Dennison	36,900	4,717
Ball	167,900	13,956
Sealed Air	69,946	2,715
		21,388

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Metals & Mining 0.2%
Kirkland Lake Gold (2)	62,100	3,026
		3,026
Total Materials		45,984
REAL ESTATE 0.3%
Equity Real Estate Investment Trusts 0.3%
CubeSmart, REIT	68,900	2,226
MGM Growth Properties, Class A, REIT	69,000	1,931
SBA Communications, REIT	6,900	2,197
		6,354
Real Estate Management & Development 0.0%
WeWork, Class A, Acquisition Date: 5/26/15, Cost $53 (1)(3)(4)	3,707	—
		—
Total Real Estate		6,354
Total Common Stocks (Cost $1,245,821)		1,860,299
CONVERTIBLE PREFERRED STOCKS 0.5%
CONSUMER DISCRETIONARY 0.1%
Internet & Direct Marketing Retail 0.1%
Airbnb, Series D, Acquisition Date: 4/16/14, Cost $516 (1)(3)(4)	12,672	1,002
Airbnb, Series E, Acquisition Date: 7/14/15, Cost $185 (1)(3)(4)	1,981	156
Total Consumer Discretionary		1,158
INFORMATION TECHNOLOGY 0.4%
Software 0.4%
Databricks, Series F, Acquisition Date: 10/22/19, Cost $1,553
(1)(3)(4)	36,149	1,735
Procore Technologies, Series B, Acquisition Date: 7/15/20,
Cost $149(1)(3)(4)	3,304	149
Rappi, Series E, Acquisition Date: 9/8/20, Cost $2,929 (1)(3)(4)	49,017	2,929
Tanium, Series G, Acquisition Date: 8/26/15, Cost $985
(1)(3)(4)	198,465	2,261
Uipath, Series D-1, Acquisition Date: 4/26/19, Cost $1,085
(1)(3)(4)	82,752	1,539

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
Uipath, Series D-2, Acquisition Date: 4/26/19, Cost $182
(1)(3)(4)	13,896	258
Uipath, Series E, Acquisition Date: 7/9/20, Cost $48 (1)(3)(4)	2,618	49
Total Information Technology		8,920
REAL ESTATE 0.0%
Real Estate Management & Development 0.0%
WeWork, Series D-1, Acquisition Date: 12/9/14, Cost $316
(1)(3)(4)	18,959	—
WeWork, Series D-2, Acquisition Date: 12/9/14, Cost $248
(1)(3)(4)	14,896	—
WeWork, Series E, Acquisition Date: 6/23/15, Cost $428
(1)(3)(4)	13,014	—
Total Real Estate		—
Total Convertible Preferred Stocks (Cost $8,624)		10,078

SHORT-TERM INVESTMENTS 0.0%
MONEY MARKET FUNDS 0.0%
T. Rowe Price Government Reserve Fund, 0.09% (5)(6)	185,270	185
Total Short-Term Investments (Cost $185)		185

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

	Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 2.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 2.0%
Short-Term Funds 2.0%
T. Rowe Price Short-Term Fund, 0.13% (5)(6)	3,768,998	37,690
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		37,690
Total Securities Lending Collateral (Cost $37,690)		37,690
Total Investments in Securities 102.0%
(Cost $1,292,320)		$1,908,252
Other Assets Less Liabilities (2.0)%		(37,646)
Net Assets 100.0%		$1,870,606

‡	Shares are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2020.
(3)	Level 3 in fair value hierarchy.
(4)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $17,002 and represents 0.9% of net assets.
(5)	Seven-day yield
(6)	Affiliated Companies
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$9
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$9+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	9/30/20
T. Rowe Price Government
Reserve Fund	$2,176		¤	¤	$185
T. Rowe Price Short-Term
Fund	50,707		¤	¤	37,690
Total					$37,875^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $9 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $37,875.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$1,853,375	$3,407	$3,517	$1,860,299
Convertible Preferred Stocks	—	—	10,078	10,078
Short-Term Investments	185	—	—	185
Securities Lending Collateral	37,690	—	—	37,690
Total	$1,891,250	$3,407	$13,595	$1,908,252